Organization and Operations	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Text Block]

Note 1 - Organization and Operations

Glorious Pioneer Investments Ltd. (the “Company”), was incorporated on January 5, 2010 under the laws of the Territory of the British Virgin Islands (“BVI”). The purpose of the company is to seek merger and acquisition opportunities.